Adara Smaller Companies Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Aerospace/Defense - 1.0%
AAR Corp. (a)	11,755	$817,208
Aerovironment, Inc. (a)	6,105	1,187,422
Curtiss-Wright Corp.	2,004	748,754
Hexcel Corp.	16,977	1,076,172
Kratos Defense & Security Solutions, Inc. (a)	77,878	2,109,715
Mercury Systems, Inc. (a)	2,290	94,188
Moog, Inc. - Class A	1,762	389,878
National Presto Industries, Inc.	615	49,028
		6,472,365

Agriculture - 0.5%
Darling Ingredients, Inc. (a)	8,943	362,460
Dole PLC	123,066	1,854,605
Fresh Del Monte Produce, Inc.	5,120	172,800
Vital Farms, Inc. (a)	31,131	1,033,549
		3,423,414

Airlines - 0.1%
JetBlue Airways Corp. (a)	8,531	50,930
SkyWest, Inc. (a)	8,137	933,639
		984,569

Apparel - 1.0%
Canada Goose Holdings, Inc. (a)	38,715	365,469
Capri Holdings, Ltd. (a)	5,836	136,621
Crocs, Inc. (a)	8,621	910,378
Hanesbrands, Inc. (a)	26,344	229,193
Kontoor Brands, Inc.	4,168	382,539
Lakeland Industries, Inc.	109,130	2,470,703
Levi Strauss & Co. - Class A	58,837	1,027,294
Skechers USA, Inc. - Class A (a)	3,666	233,964
VF Corp.	7,775	157,288
Wolverine World Wide, Inc.	42,936	995,686
		6,909,135

Auto Manufacturers - 0.4%
Blue Bird Corp. (a)	21,755	884,341
REV Group, Inc.	56,125	1,740,997
Wabash National Corp.	9,020	178,867
		2,804,205

Auto Parts & Equipment - 1.6%
Adient PLC (a)	2,645	50,863
Cooper-Standard Holdings, Inc. (a)	96,920	1,496,445
Dorman Products, Inc. (a)	1,368	191,493
Gentherm, Inc. (a)	4,376	184,230
Miller Industries, Inc.	31,050	2,285,901
Motorcar Parts of America, Inc. (a)	426,210	3,107,071
Shyft Group, Inc.	29,704	418,826
Strattec Security Corp. (a)	72,190	2,996,607
		10,731,436

Banks - 8.7%
Ameris Bancorp	2,245	157,779
Bankwell Financial Group, Inc.	66,570	2,206,795
Banner Corp.	1,733	129,264
Cadence Bank	22,282	850,950
Capital Bancorp, Inc.	90,200	2,612,192
Central Pacific Financial Corp.	3,784	120,785
City Holding Co.	4,208	552,595
Civista Bancshares, Inc.	49,080	1,122,950
Colony Bankcorp, Inc.	162,267	2,860,767
Community Financial System, Inc.	1,997	138,252
ConnectOne Bancorp, Inc.	5,049	138,847
Customers Bancorp, Inc. (a)	13,377	755,132
Dime Community Bancshares, Inc.	1,047	37,566
Eastern Bankshares, Inc.	5,441	101,420
Esquire Financial Holdings, Inc.	34,495	2,679,917
Farmers National Bancorp	37,960	594,074
First BanCorp	38,999	806,499
First Business Financial Services, Inc.	57,019	2,857,792
First Commonwealth Financial Corp.	18,699	352,102
First Financial Bancorp	24,036	709,783
First Financial Bankshares, Inc.	13,162	548,592
First Hawaiian, Inc.	13,502	372,790
First Interstate BancSystem, Inc. - Class A	7,996	279,620
First Merchants Corp.	2,329	101,894
Five Star Bancorp	59,970	1,976,012
Glacier Bancorp, Inc.	26,462	1,531,885
Heartland Financial USA, Inc.	3,173	214,400
Heritage Commerce Corp.	7,938	84,302
Hope Bancorp, Inc.	27,648	376,566
Horizon Bancorp, Inc.	159,337	2,914,274
Independent Bank Corp.	1,193	86,361
Kearny Financial Corp.	10,015	79,319
Metropolitan Bank Holding Corp. (a)	65,356	4,244,219
Midland States Bancorp, Inc.	2,458	65,997
NBT Bancorp, Inc.	1,326	66,459
Northeast Bank	42,440	4,178,218
OFG Bancorp	7,960	361,543
Old National Bancorp	10,450	242,022
Orrstown Financial Services, Inc.	33,966	1,341,657
Park National Corp.	737	140,295
Parke Bancorp, Inc.	124,881	2,948,440
Pathward Financial, Inc.	17,952	1,505,814
Peapack-Gladstone Financial Corp.	2,621	94,723
Pinnacle Financial Partners, Inc.	9,473	1,204,113
Preferred Bank	1,314	123,950
Premier Financial Corp.	6,412	177,677
S&T Bancorp, Inc.	8,702	372,359
Sandy Spring Bancorp, Inc.	21,902	825,267
Seacoast Banking Corp. of Florida	54,933	1,645,793
Southside Bancshares, Inc.	4,513	158,497
Stellar Bancorp, Inc.	2,051	63,602
Stock Yards Bancorp, Inc.	1,084	82,514
TriCo Bancshares	3,184	153,915
UMB Financial Corp.	3,164	397,050
United Community Banks, Inc.	12,730	430,401
Unity Bancorp, Inc.	63,990	2,905,146
USCB Financial Holdings, Inc.	145,670	2,983,322
Veritex Holdings, Inc.	11,815	359,294
VersaBank	58,890	1,059,431
Walker & Dunlop, Inc.	1,925	212,097
Washington Trust Bancorp, Inc.	7,081	262,988
WesBanco, Inc.	6,869	242,750
West Bancorporation, Inc.	67,770	1,617,670
		58,818,699

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	279	363,897
Duckhorn Portfolio, Inc. (a)	42,090	462,990
Vita Coco Co., Inc. (a)	90,658	3,221,985
		4,048,872

Biotechnology - 6.1%
ADMA Biologics, Inc. (a)	99,142	1,993,746
Anavex Life Sciences Corp. (a)	53,862	509,535
ANI Pharmaceuticals, Inc. (a)	5,276	301,945
Apogee Therapeutics, Inc. (a)	40,582	1,832,277
Arcutis Biotherapeutics, Inc. (a)	35,307	460,403
Astria Therapeutics, Inc. (a)	104,011	1,080,674
CG oncology, Inc. (a)	14,382	499,775
Crinetics Pharmaceuticals, Inc. (a)	101,037	5,779,316
Cytokinetics, Inc. (a)	5,803	300,944
Denali Therapeutics, Inc. (a)	39,756	993,900
Edgewise Therapeutics, Inc. (a)	45,746	1,509,618
Guardant Health, Inc. (a)	19,272	686,276
Intra-Cellular Therapies, Inc. (a)	8,151	698,133
Keros Therapeutics, Inc. (a)	1,506	86,956
Kiniksa Pharmaceuticals International PLC (a)	44,373	979,756
Korro Bio, Inc. (a)	5,306	276,230
Larimar Therapeutics, Inc. (a)	66,450	420,629
Lexeo Therapeutics, Inc. (a)	5,777	47,545
Ligand Pharmaceuticals, Inc. (a)	12,743	1,547,892
Maravai LifeSciences Holdings, Inc. - Class A (a)	120,176	681,398
MBX Biosciences, Inc. (a)	49,656	1,010,003
Mind Medicine MindMed, Inc. (a)	124,213	1,014,820
Myriad Genetics, Inc. (a)	2,914	47,411
Nurix Therapeutics, Inc. (a)	63,632	1,406,904
Nuvalent, Inc. - Class A (a)	16,605	1,605,371
OmniAb Operations, Inc. (a)(b)	370	0
OmniAb Operations, Inc. (a)(b)	370	0
Praxis Precision Medicines, Inc. (a)	11,973	959,875
REGENXBIO, Inc. (a)	6,529	64,768
Roivant Sciences Ltd. (a)	51,189	650,612
Sage Therapeutics, Inc. (a)	12,718	69,567
Scholar Rock Holding Corp. (a)	37,319	1,489,028
Septerna, Inc. (a)	37,761	954,976
Structure Therapeutics, Inc. - ADR (a)	51,849	1,718,794
Terns Pharmaceuticals, Inc. (a)	67,373	420,408
Travere Therapeutics, Inc. (a)	62,352	1,172,841
Vera Therapeutics, Inc. (a)	12,519	622,820
Veracyte, Inc. (a)	38,863	1,669,166
Vericel Corp. (a)	1,632	94,884
Viking Therapeutics, Inc. (a)	7,053	373,386
Viridian Therapeutics, Inc. (a)	62,163	1,339,613
WaVe Life Sciences Ltd. (a)	130,146	1,965,205
Xenon Pharmaceuticals, Inc. (a)	56,050	2,389,412
		41,726,812

Building Materials - 2.3%
AAON, Inc.	6,180	842,581
American Woodmark Corp. (a)	1,043	94,683
Apogee Enterprises, Inc.	7,722	650,270
Armstrong World Industries, Inc.	10,255	1,639,057
Aspen Aerogels, Inc. (a)	37,610	556,628
AZEK Co., Inc. (a)	11,831	628,463
Boise Cascade Co.	3,571	527,080
Gauzy Ltd. (a)	19,459	158,007
Gibraltar Industries, Inc. (a)	4,141	299,974
Knife River Corp. (a)	20,924	2,165,634
Modine Manufacturing Co. (a)	24,355	3,307,165
Simpson Manufacturing Co., Inc.	2,069	389,800
SPX Technologies, Inc. (a)	4,521	797,685
Summit Materials, Inc. - Class A (a)	54,994	2,801,394
UFP Industries, Inc.	8,103	1,101,198
		15,959,619

Chemicals - 0.3%
AdvanSix, Inc.	3,917	127,185
Balchem Corp.	1,142	206,154
Chemours Co.	9,276	201,660
Innospec, Inc.	1,121	132,962
Koppers Holdings, Inc.	7,974	306,680
Perimeter Solutions, Inc. (a)	31,536	403,661
Quaker Chemical Corp.	568	89,574
Rogers Corp. (a)	1,868	193,487
Sensient Technologies Corp.	1,928	149,690
Stepan Co.	2,701	207,707
		2,018,760

Coal - 0.3%
Warrior Met Coal, Inc.	26,206	1,842,806

Commercial Services - 7.2%
Acacia Research Corp. (a)	316,220	1,438,801
Adtalem Global Education, Inc. (a)	8,741	799,015
Alight, Inc. - Class A	199,372	1,594,976
AMN Healthcare Services, Inc. (a)	3,294	85,743
Arlo Technologies, Inc. (a)	107,635	1,207,665
Barrett Business Services, Inc.	93,386	4,007,193
BGSF, Inc.	163,080	918,140
BrightView Holdings, Inc. (a)	134,423	2,298,633
Brink's Co.	4,054	392,062
Clarivate PLC (a)	36,605	209,747
CompoSecure, Inc.	110,500	1,762,475
CoreCivic, Inc. (a)	231,877	5,177,813
CPI Card Group, Inc. (a)	49,979	1,649,807
Cross Country Healthcare, Inc. (a)	6,965	74,943
Deluxe Corp.	4,893	113,371
EVERTEC, Inc.	46,427	1,671,372
Forrester Research, Inc. (a)	61,630	1,063,117
FTI Consulting, Inc. (a)	2,819	570,904
GEO Group, Inc. (a)	108,323	3,088,289
Heidrick & Struggles International, Inc.	2,031	93,710
Herc Holdings, Inc.	5,765	1,337,480
Insperity, Inc.	2,292	180,724
Kelly Services, Inc. - Class A	29,276	428,893
Lincoln Educational Services Corp. (a)	129,330	2,124,892
MarketAxess Holdings, Inc.	1,203	311,204
Matthews International Corp. - Class A	5,499	165,850
Moneylion, Inc. (a)	10,744	985,225
Payoneer Global, Inc. (a)	138,987	1,516,348
Perdoceo Education Corp.	10,039	275,571
Progyny, Inc. (a)	55,282	860,741
RCM Technologies, Inc. (a)	2,150	49,192
Rent-A-Center, Inc.	3,409	117,236
Repay Holdings Corp. (a)	112,981	912,886
Sezzle, Inc. (a)	3,957	1,677,887
Shift4 Payments, Inc. - Class A (a)	10,164	1,159,509
Strategic Education, Inc.	1,789	176,771
Stride, Inc. (a)	18,508	1,977,950
Universal Technical Institute, Inc. (a)	101,257	2,619,519
Vestis Corp.	6,823	109,714
Viad Corp. (a)	56,607	2,531,465
WillScot Holdings Corp. (a)	27,801	1,063,110
		48,799,943

Computers - 1.5%
ASGN, Inc. (a)	2,386	218,438
CACI International, Inc. - Class A (a)	1,145	526,563
Cantaloupe, Inc. (a)	9,881	89,719
DXC Technology Co. (a)	15,728	353,880
Endava PLC - ADR (a)	22,855	647,025
ExlService Holdings, Inc. (a)	34,087	1,580,273
Globant S.A. (a)	4,704	1,071,383
Grid Dynamics Holdings, Inc. (a)	39,369	720,453
Insight Enterprises, Inc. (a)	2,176	340,435
MAXIMUS, Inc.	1,205	89,773
NCR Voyix Corp. (a)	49,502	718,274
One Stop Systems, Inc. (a)	182,868	433,397
Rapid7, Inc. (a)	23,594	1,005,104
Rimini Street, Inc. (a)	447,120	965,779
Science Applications International Corp.	1,681	208,864
V2X, Inc. (a)	7,150	430,788
Varonis Systems, Inc. (a)	22,810	1,139,588
		10,539,736

Cosmetics/Personal Care - 0.4%
elf Beauty, Inc. (a)	7,709	998,470
Interparfums, Inc.	11,518	1,585,568
Prestige Brands Holdings, Inc. (a)	3,474	294,491
		2,878,529

Distribution/Wholesale - 1.1%
G-III Apparel Group Ltd. (a)	19,012	563,326
Manitex International, Inc. (a)	321,240	1,840,705
MRC Global, Inc. (a)	7,000	97,790
OPENLANE, Inc. (a)	113,393	2,290,539
Pool Corp.	2,106	794,151
SiteOne Landscape Supply, Inc. (a)	6,259	959,192
VSE Corp.	6,993	819,999
WESCO International, Inc.	371	78,492
		7,444,194

Diversified Financial Services - 1.8%
Encore Capital Group, Inc. (a)	3,458	170,082
Enova International, Inc. (a)	3,612	381,102
Evercore, Inc. - Class A	2,243	690,620
FTAI Aviation Ltd.	14,285	2,411,594
Houlihan Lokey, Inc.	3,926	742,367
Interactive Brokers Group, Inc. - Class A	3,063	585,309
LendingClub Corp. (a)	119,711	1,991,991
Moelis & Co., Class A - Class A	8,971	690,587
Navient Corp.	14,452	225,162
Perella Weinberg Partners	46,596	1,196,119
Radian Group, Inc.	35,274	1,262,456
Silvercrest Asset Management Group, Inc. - Class A	87,936	1,612,746
Virtus Investment Partners, Inc.	807	199,305
World Acceptance Corp. (a)	2,155	260,583
		12,420,023

Electric - 1.1%
Hawaiian Electric Industries, Inc. (a)	39,161	406,883
Northwestern Energy Group, Inc.	38,213	2,110,886
Talen Energy Corp. (a)	14,554	3,120,523
TXNM Energy, Inc.	39,284	1,926,880
Unitil Corp.	2,272	136,366
		7,701,538

Electrical Components & Equipment - 0.5%
American Superconductor Corp. (a)	68,136	2,320,712
Littelfuse, Inc.	1,079	266,157
Powell Industries, Inc.	2,495	667,113
		3,253,982

Electronics - 2.7%
Applied Optoelectronics, Inc. (a)	45,950	1,894,059
Atkore International Group, Inc.	21,166	1,996,165
Atmus Filtration Technologies, Inc.	28,872	1,249,869
Badger Meter, Inc.	2,217	480,690
Benchmark Electronics, Inc.	4,446	215,587
Brady Corp. - Class A	12,340	924,143
Camtek Ltd.	11,225	836,262
Coherent Corp. (a)	3,416	342,147
Comtech Telecommunications Corp. (a)	196,130	664,881
Enovix Corp. (a)	46,428	429,459
ESCO Technologies, Inc.	1,920	284,947
Itron, Inc. (a)	4,655	551,757
Ituran Location and Control Ltd.	21,933	661,499
Kimball Electronics, Inc. (a)	117,280	2,299,861
Knowles Corp. (a)	7,352	143,070
Mirion Technologies, Inc. (a)	67,737	1,142,723
NEXTracker, Inc. - Class A (a)	21,504	820,593
OSI Systems, Inc. (a)	1,136	201,526
Plexus Corp. (a)	2,641	434,180
Sanmina Corp. (a)	6,648	527,918
SYNNEX Corp.	830	98,762
TTM Technologies, Inc. (a)	8,548	208,400
Vontier Corp.	55,758	2,189,059
		18,597,557

Energy-Alternate Sources - 0.0%(c)
REX American Resources Corp. (a)	2,520	109,141

Engineering & Construction - 2.5%
Bowman Consulting Group Ltd. (a)	97,930	2,682,303
Comfort Systems USA, Inc.	4,006	1,976,040
Construction Partners, Inc. - Class A (a)	24,067	2,445,448
EMCOR Group, Inc.	4,741	2,418,479
Exponent, Inc.	13,407	1,323,405
Mistras Group, Inc. (a)	107,610	1,001,849
MYR Group, Inc. (a)	5,139	811,448
Primoris Services Corp.	13,099	1,096,517
Shimmick Corp. (a)	9,000	21,106
Sterling Construction Co., Inc. (a)	11,839	2,302,093
TopBuild Corp. (a)	2,707	1,057,462
		17,136,150

Entertainment - 1.3%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	49,792
Bally's Corp. (a)	4,405	78,101
Cinemark Holdings, Inc. (a)	7,468	257,795
Genius Sports Ltd. (a)	208,740	2,095,750
IMAX Corp., (Canada) (a)	37,727	992,975
Monarch Casino & Resort, Inc.	3,215	270,092
Rush Street Interactive, Inc. (a)	159,713	2,303,061
Scientific Games Corp. (a)	6,167	586,112
United Parks & Resorts, Inc. (a)	39,733	2,329,943
		8,963,621

Environmental Control - 0.3%
CECO Environmental Corp. (a)	42,316	1,356,228
PureCycle Technologies, Inc. (a)	15,408	204,849
Tetra Tech, Inc.	15,990	663,745
		2,224,822

Food - 0.7%
B&G Foods, Inc.	6,569	43,881
Hain Celestial Group, Inc. (a)	41,732	345,124
Ingles Markets, Inc. - Class A	26,982	1,993,970
J&J Snack Foods Corp.	578	100,450
John B Sanfilippo & Son, Inc.	1,789	154,480
Nomad Foods Ltd.	90,610	1,659,069
SpartanNash Co.	7,613	144,495
United Natural Foods, Inc. (a)	19,944	495,209
Weis Markets, Inc.	1,995	145,296
		5,081,974

Gas - 0.4%
Northwest Natural Holding, Co.	10,869	476,280
Southwest Gas Holdings, Inc.	24,526	1,916,952
		2,393,232

Hand/Machine Tools - 0.6%
Cadre Holdings, Inc.	35,471	1,184,376
Franklin Electric Co., Inc.	1,896	205,337
Hurco Cos., Inc.	72,440	1,689,301
MSA Safety, Inc.	5,199	903,638
		3,982,652

Healthcare-Products - 3.8%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	133,159	790,964
Albireo Pharma Inc. (a)(b)	1,908	0
Avanos Medical, Inc. (a)	2,367	45,352
AxoGen, Inc. (a)	43,612	606,207
Bioventus, Inc. - Class A (a)	80,947	994,839
Brooks Automation, Inc. (a)	2,595	119,915
CareDx, Inc. (a)	36,994	907,833
Ceribell, Inc. (a)	20,247	582,911
CryoLife, Inc. (a)	3,328	98,243
Embecta Corp.	91,863	1,913,506
Enovis Corp. (a)	34,807	1,698,930
Exact Sciences Corp. (a)	10,423	647,060
Glaukos Corp. (a)	2,161	310,428
Haemonetics Corp. (a)	3,260	285,152
ICU Medical, Inc. (a)	1,637	268,402
Inmode Ltd. (a)	29,787	581,740
Inspire Medical Systems, Inc. (a)	292	56,286
Integra LifeSciences Holdings Corp. (a)	12,523	307,815
Lantheus Holdings, Inc. (a)	8,162	728,622
LeMaitre Vascular, Inc.	20,021	2,142,047
Masimo Corp. (a)	2,530	436,526
Merit Medical Systems, Inc. (a)	3,088	320,843
Omnicell, Inc. (a)	25,720	1,198,295
OrthoPediatrics Corp. (a)	1,874	48,686
Patterson Cos., Inc.	42,763	918,977
PROCEPT BioRobotics Corp. (a)	25,235	2,412,214
Quanterix Corp. (a)	85,803	1,057,951
Repligen Corp. (a)	9,406	1,415,979
Semler Scientific, Inc. (a)	7,376	420,579
SI-BONE, Inc. (a)	59,279	803,823
Stevanato Group SpA	46,218	925,747
Surmodics, Inc. (a)	2,311	91,169
Tandem Diabetes Care, Inc. (a)	8,594	263,234
TransMedics Group, Inc. (a)	15,776	1,367,937
West Pharmaceutical Services, Inc.	2,836	923,628
		25,691,840

Healthcare-Services - 1.3%
Addus HomeCare Corp. (a)	7,080	869,707
Amedisys, Inc. (a)	2,182	199,457
Ardent Health Partners, Inc. (a)	47,101	752,674
Chemed Corp.	621	355,454
CorVel Corp. (a)	432	157,853
Ensign Group, Inc.	2,982	435,998
GeneDx Holdings Corp. (a)	23,501	1,842,243
HealthEquity, Inc. (a)	6,633	673,515
MEDNAX, Inc. (a)	54,613	817,011
National HealthCare Corp.	3,006	376,351
RadNet, Inc. (a)	18,617	1,522,126
Surgery Partners, Inc. (a)	22,997	548,249
Teladoc, Inc. (a)	6,186	74,108
US Physical Therapy, Inc.	1,232	121,672
		8,746,418

Home Builders - 1.2%
Cavco Industries, Inc. (a)	624	321,048
Century Communities, Inc.	9,495	857,968
Champion Homes, Inc. (a)	12,120	1,257,208
Installed Building Products, Inc.	7,795	1,783,028
LCI Industries	2,012	243,070
LGI Homes, Inc. (a)	20,623	2,258,012
M/I Homes, Inc. (a)	5,874	969,386
Winnebago Industries, Inc.	5,231	306,223
		7,995,943

Home Furnishings - 1.0%
Ethan Allen Interiors, Inc.	3,342	102,700
Hamilton Beach Brands Holding Co. - Class A	128,160	2,482,459
Leggett & Platt, Inc.	19,427	244,586
Sleep Number Corp. (a)	168,010	2,520,150
Universal Electronics, Inc. (a)	110,190	1,276,000
		6,625,895

Household Products/Wares - 0.1%
Central Garden & Pet Co. (a)	1,215	48,296
Central Garden & Pet Co. - Class A (a)	303	10,239
Quanex Building Products Corp.	1,957	58,240
WD-40 Co.	1,574	436,140
		552,915

Housewares - 0.0%(c)
Lifetime Brands, Inc.	9,350	55,072

Insurance - 4.2%
Ambac Financial Group, Inc. (a)	11,257	144,540
Assured Guaranty Ltd.	19,747	1,842,000
Axis Capital Holdings Ltd.	32,809	3,052,549
Bowhead Specialty Holdings, Inc. (a)	24,585	905,711
Employers Holdings, Inc.	3,627	193,537
Genworth Financial, Inc. - Class A (a)	386,192	3,012,298
HCI Group, Inc.	20,148	2,455,437
Heritage Insurance Holdings, Inc. (a)	309,767	3,850,404
Mercury General Corp.	26,106	2,061,330
NMI Holdings, Inc. - Class A (a)	9,565	382,504
Palomar Holdings, Inc. (a)	21,706	2,350,760
RLI Corp.	1,478	259,980
Safety Insurance Group, Inc.	2,323	199,406
Selective Insurance Group, Inc.	3,866	394,680
Skyward Specialty Insurance Group, Inc. (a)	36,869	1,994,982
Stewart Information Services Corp.	2,200	165,198
TWFG, Inc. (a)	27,578	973,779
White Mountains Insurance Group Ltd.	2,104	4,229,019
		28,468,114

Internet - 2.3%
Bandwidth, Inc. - Class A (a)	3,584	75,371
Bumble, Inc. - Class A (a)	39,590	344,037
DHI Group, Inc. (a)	1,243,120	2,212,754
ePlus, Inc. (a)	14,264	1,153,387
Fiverr International Ltd. (a)	32,228	1,050,955
HealthStream, Inc.	2,700	89,370
Magnite, Inc. (a)	117,897	1,979,491
Maplebear, Inc. (a)	23,193	1,012,838
MediaAlpha, Inc. - Class A (a)	69,663	879,844
Q2 Holdings, Inc. (a)	11,188	1,171,831
QuinStreet, Inc. (a)	93,424	2,128,199
Revolve Group, Inc. (a)	31,348	1,131,036
TripAdvisor, Inc. (a)	77,819	1,115,146
Vivid Seats, Inc. - Class A (a)	14,376	51,466
Yelp, Inc. (a)	27,842	1,064,121
		15,459,846

Investment Companies - 1.6%
Cannae Holdings, Inc.	115,910	2,515,247
Cipher Mining, Inc. (a)	101,417	679,494
Core Scientific, Inc. (a)	190,243	3,401,545
HA Sustainable Infrastructure Capital, Inc.	2,522	79,090
MARA Holdings, Inc. (a)	13,400	367,428
Terawulf, Inc. (a)	488,742	3,856,174
		10,898,978

Iron/Steel - 0.4%
ATI, Inc. (a)	7,199	433,164
Carpenter Technology Corp.	11,908	2,310,628
		2,743,792

Leisure Time - 0.6%
Callaway Golf Co. (a)	4,678	39,389
OneSpaWorld Holdings Ltd.	192,698	3,659,335
Revelyst, Inc. (a)	14,337	270,969
		3,969,693

Lodging - 0.1%
Boyd Gaming Corp.	4,776	352,708
Marcus Corp.	4,068	92,099
		444,807

Machinery-Construction & Mining - 0.5%
Argan, Inc.	10,144	1,581,855
BWX Technologies, Inc.	14,109	1,846,163
		3,428,018

Machinery-Diversified - 1.8%
Albany International Corp. - Class A	1,126	93,345
Applied Industrial Technologies, Inc.	5,725	1,572,772
Chart Industries, Inc. (a)	10,855	2,097,729
Flowserve Corp.	23,446	1,430,675
Kornit Digital Ltd. (a)	29,865	949,707
Lindsay Corp.	7,218	958,334
Mueller Water Products, Inc. - Class A	68,820	1,723,253
Tennant Co.	2,414	213,325
Toro Co.	5,348	465,704
Twin Disc, Inc.	195,947	2,451,297
		11,956,141

Media - 0.2%
Cable One, Inc.	2,021	849,265
Gray Television, Inc.	18,324	78,243
Sinclair, Inc.	17,962	329,064
		1,256,572

Metal Fabricate/Hardware - 1.2%
AZZ, Inc.	7,445	693,427
Janus International Group, Inc. (a)	129,571	969,191
Mueller Industries, Inc.	11,950	965,201
NN, Inc. (a)	176,710	705,073
Northwest Pipe Co. (a)	75,660	4,241,878
Standex International Corp.	1,485	308,717
Xometry, Inc. - Class A (a)	12,500	388,125
		8,271,612

Mining - 0.6%
Centrus Energy Corp. - Class A (a)	11,251	1,023,841
Century Aluminum Co. (a)	18,637	425,483
Hudbay Minerals, Inc.	76,258	681,747
Uranium Energy Corp. (a)	211,940	1,761,221
		3,892,292

Miscellaneous Manufacturing - 1.3%
Axon Enterprise, Inc. (a)	5,340	3,454,766
Enpro, Inc.	4,961	938,125
Fabrinet (a)	6,565	1,540,018
Federal Signal Corp.	9,443	919,843
John Bean Technologies Corp.	2,493	314,168
Materion Corp.	2,877	332,639
Myers Industries, Inc.	2,441	28,315
Park Aerospace Corp.	92,759	1,420,140
		8,948,014

Office Furnishings - 0.0%(c)
Interface, Inc.	11,644	309,148

Office-Business Equipment - 0.0%(c)
Pitney Bowes, Inc.	13,705	110,462
Xerox Holdings Corp.	5,285	48,305
		158,767

Oil & Gas - 1.6%
BKV Corp. (a)	19,954	438,190
Delek US Holdings, Inc.	71,647	1,364,875
Evolution Petroleum Corp.	97,583	571,837
Expand Energy Corp.	9,762	966,048
Gulfport Energy Corp. (a)	6,065	1,066,227
Helmerich & Payne, Inc.	4,567	158,155
Landbridge Co. LLC - Class A (a)	9,290	706,040
Par Pacific Holdings, Inc. (a)	5,479	95,499
Patterson-UTI Energy, Inc.	112,890	948,276
PBF Energy, Inc. - Class A	5,245	165,165
Range Resources Corp.	29,237	1,044,930
Sable Offshore Corp. (a)	35,225	827,083
SM Energy Co.	50,967	2,303,199
Talos Energy, Inc. (a)	23,929	269,201
		10,924,725

Oil & Gas Services - 1.8%
Bristow Group, Inc. (a)	14,268	545,323
DMC Global, Inc. (a)	32,430	261,062
DNOW, Inc. (a)	49,547	745,682
Helix Energy Solutions Group, Inc. (a)	41,891	447,815
Kodiak Gas Services, Inc.	47,403	1,916,977
Natural Gas Services Group, Inc. (a)	169,780	4,713,093
Oceaneering International, Inc. (a)	35,309	1,058,564
Profire Energy, Inc. (a)	659,780	1,662,646
Solaris Energy Infrastructure, Inc.	38,733	954,768
		12,305,930

Packaging & Containers - 0.3%
Clearwater Paper Corp. (a)	2,737	74,227
Ranpak Holdings Corp. (a)	61,877	482,022
TriMas Corp.	49,490	1,307,526
		1,863,775

Pharmaceuticals - 1.7%
ACELYRIN, Inc. (a)	9,042	41,141
Amphastar Pharmaceuticals, Inc. (a)	6,771	305,982
Centessa Pharmaceuticals PLC - ADR (a)	91,526	1,639,231
Collegium Pharmaceutical, Inc. (a)	2,619	79,880
Corcept Therapeutics, Inc. (a)	3,332	192,190
Guardian Pharmacy Services, Inc. - Class A (a)	29,247	729,420
Ironwood Pharmaceuticals, Inc. (a)	17,314	60,945
Madrigal Pharmaceuticals, Inc. (a)	334	109,615
MERUS NV (a)	19,386	869,268
Organon & Co.	24,924	395,544
Owens & Minor, Inc. (a)	3,772	50,809
Pacira BioSciences, Inc. (a)	12,980	219,492
Premier, Inc. - Class A	15,550	356,095
Protagonist Therapeutics, Inc. (a)	24,673	1,080,677
Rhythm Pharmaceuticals, Inc. (a)	43,492	2,698,244
Spyre Therapeutics, Inc. (a)	37,836	1,075,677
Synergy CHC Corp. (a)	151,500	869,610
Vaxcyte, Inc. (a)	9,666	911,890
		11,685,710

Pipelines - 0.1%
Golar LNG Ltd.	24,280	955,904

Private Equity - 0.5%
P10, Inc. - Class A	233,044	3,285,920

Real Estate - 0.8%
Howard Hughes Holdings, Inc. (a)	10,733	930,980
Marcus & Millichap, Inc.	2,121	88,255
McGrath RentCorp	31,732	3,866,544
Redfin Corp. (a)	52,040	493,860
		5,379,639

REITS - 2.2%
Agree Realty Corp.	1,641	126,029
Alexander & Baldwin, Inc.	4,543	89,406
Alpine Income Property Trust, Inc.	113,474	2,030,050
American Assets Trust, Inc.	14,803	420,997
Apollo Commercial Real Estate Finance, Inc.	44,054	407,500
Ares Commercial Real Estate Corp.	9,618	69,442
Blackstone Mortgage Trust, Inc. - Class A	6,106	117,357
CareTrust REIT, Inc.	7,113	211,896
Centerspace	2,329	168,853
Chatham Lodging Trust	17,141	157,869
DiamondRock Hospitality Co.	13,130	121,846
EastGroup Properties, Inc.	2,590	446,024
Getty Realty Corp.	5,173	170,088
Gladstone Commercial Corp.	10,245	180,415
Global Medical REIT, Inc.	235,360	2,092,350
Global Net Lease, Inc.	24,433	181,049
Highwoods Properties, Inc.	6,502	211,055
Invesco Mortgage Capital, Inc.	6,833	57,056
Kite Realty Group Trust	7,450	205,397
KKR Real Estate Finance Trust, Inc.	8,788	102,205
Lexington Realty Trust	12,112	113,247
Medical Properties Trust, Inc.	34,212	150,191
NexPoint Residential Trust, Inc.	2,074	97,623
Office Properties Income Trust	720,100	1,188,165
Outfront Media, Inc.	50,443	969,010
PennyMac Mortgage Investment Trust	24,404	331,650
Piedmont Office Realty Trust, Inc. - Class A	69,495	661,592
PotlatchDeltic Corp.	1,462	65,556
Ready Capital Corp.	14,806	109,120
Redwood Trust, Inc.	77,920	557,907
Regency Centers Corp.	2,758	208,477
Retail Opportunity Investments Corp.	28,261	491,741
RLJ Lodging Trust	6,261	63,925
Saul Centers, Inc.	3,903	160,452
Service Properties Trust	30,561	84,960
Tanger, Inc.	33,410	1,235,168
TPG RE Finance Trust, Inc.	8,617	78,673
Two Harbors Investment Corp.	32,432	381,076
Uniti Group, Inc.	49,540	292,781
Whitestone REIT	14,111	207,714
		15,015,912

Retail - 5.7%
Abercrombie & Fitch Co. - Class A (a)	2,464	368,836
Advance Auto Parts, Inc.	18,164	751,081
America's Car-Mart, Inc./TX (a)	1,410	65,086
Asbury Automotive Group, Inc. (a)	5,805	1,508,313
Beacon Roofing Supply, Inc. (a)	11,156	1,260,851
BJ's Restaurants, Inc. (a)	7,047	270,887
Bloomin' Brands, Inc.	20,453	285,115
BlueLinx Holdings, Inc. (a)	3,845	483,316
Boot Barn Holdings, Inc. (a)	13,520	1,854,133
Buckle, Inc.	2,951	153,718
Build-A-Bear Workshop, Inc.	114,070	4,333,519
Casey's General Stores, Inc.	1,888	794,640
Destination XL Group, Inc. (a)	486,510	1,172,489
Dine Brands Global, Inc.	1,749	62,824
Dutch Bros, Inc. - Class A (a)	27,177	1,460,220
FirstCash Holdings, Inc.	2,930	318,960
Five Below, Inc. (a)	3,696	342,619
Foot Locker, Inc. (a)	10,261	258,064
Freshpet, Inc. (a)	3,381	517,462
Group 1 Automotive, Inc.	2,270	966,566
Guess?, Inc.	12,246	201,569
Kura Sushi USA, Inc. - Class A (a)	19,204	2,053,292
Lithia Motors, Inc.	382	147,796
MSC Industrial Direct Co., Inc. - Class A	9,537	819,038
Murphy USA, Inc.	5,937	3,252,289
Ollie's Bargain Outlet Holdings, Inc. (a)	12,469	1,233,808
Papa John's International, Inc.	40,820	2,034,061
Petco Health & Wellness Co., Inc. (a)	130,682	558,012
PriceSmart, Inc.	1,079	96,829
Red Robin Gourmet Burgers, Inc. (a)	370,360	1,996,240
RH (a)	2,399	923,951
Shoe Carnival, Inc.	6,304	212,823
Signet Jewelers Ltd.	5,100	511,020
Sweetgreen, Inc. - Class A (a)	62,833	2,574,896
Texas Roadhouse, Inc.	10,739	2,204,395
Tilly's, Inc. - Class A (a)	201,850	902,270
Warby Parker, Inc. - Class A (a)	69,747	1,572,097
Zumiez, Inc. (a)	3,290	72,610
		38,595,695

Savings & Loans - 1.3%
Axos Financial, Inc. (a)	3,461	286,744
Banc of California, Inc.	1,873	32,272
Berkshire Hills Bancorp, Inc.	17,583	535,930
Flushing Financial Corp.	4,361	77,364
FS Bancorp, Inc.	85,134	4,060,892
Home Bancorp, Inc.	23,260	1,179,980
Northfield Bancorp, Inc.	9,880	132,194
Northwest Bancshares, Inc.	5,826	85,526
OceanFirst Financial Corp.	11,427	236,310
Pacific Premier Bancorp, Inc.	8,033	228,137
Provident Financial Services, Inc.	15,571	328,859
Riverview Bancorp, Inc.	238,660	1,331,723
		8,515,931

Semiconductors - 2.5%
Advanced Energy Industries, Inc.	2,466	283,689
Aehr Test Systems (a)	65,229	775,573
Allegro MicroSystems, Inc. (a)	46,278	1,005,621
Alpha & Omega Semiconductor Ltd. (a)	11,958	495,898
Amtech Systems, Inc. (a)	248,040	1,398,946
AXT, Inc. (a)	679,550	1,454,237
CEVA, Inc. (a)	2,534	75,361
Cirrus Logic, Inc. (a)	3,525	368,186
FormFactor, Inc. (a)	7,775	311,467
inTEST Corp. (a)	205,660	1,558,903
Kulicke & Soffa Industries, Inc.	6,419	310,808
Lattice Semiconductor Corp. (a)	16,920	960,210
MKS Instruments, Inc.	1,371	155,800
Monolithic Power Systems, Inc.	1,952	1,108,033
Onto Innovation, Inc. (a)	3,032	497,794
Photronics, Inc. (a)	7,595	189,191
Power Integrations, Inc.	23,279	1,525,007
Semtech Corp. (a)	20,151	1,290,470
SiTime Corp. (a)	15,068	3,200,142
Veeco Instruments, Inc. (a)	3,472	96,765
		17,062,101

Software - 4.9%
ACI Worldwide, Inc. (a)	22,750	1,292,655
ACV Auctions, Inc. - Class A (a)	132,673	3,001,063
Agilysys, Inc. (a)	13,492	1,811,976
Alkami Technology, Inc. (a)	78,783	3,109,565
Asure Software, Inc. (a)	252,100	2,468,059
AvePoint, Inc. (a)	73,580	1,298,687
BILL Holdings, Inc. (a)	15,260	1,376,757
Blackbaud, Inc. (a)	799	67,068
BlackLine, Inc. (a)	19,353	1,200,080
Blend Labs, Inc. - Class A (a)	306,190	1,564,631
BM Technologies, Inc. (a)	212,770	1,015,977
Clearwater Analytics Holdings, Inc. - Class A (a)	15,671	486,428
Cogent Communications Holdings, Inc.	1,297	106,600
Concentrix Corp.	830	37,309
CSG Systems International, Inc.	2,939	161,087
Freshworks, Inc. - Class A (a)	60,479	967,059
Genasys, Inc. (a)	345,620	1,306,444
Gitlab, Inc. - Class A (a)	16,932	1,079,415
Global-e Online Ltd. (a)	17,805	930,845
JFrog Ltd. (a)	41,386	1,289,174
LiveRamp Holdings, Inc. (a)	5,117	155,352
nCino, Inc. (a)	23,562	989,368
Olo, Inc. - Class A (a)	91,167	664,607
PDF Solutions, Inc. (a)	1,842	58,207
Privia Health Group, Inc. (a)	51,876	1,114,296
Procore Technologies, Inc. (a)	8,529	692,555
Progress Software Corp.	5,306	362,983
Smith Micro Software, Inc. (a)	144,860	124,580
SoundHound AI, Inc. - Class A (a)	201,290	1,874,010
SPS Commerce, Inc. (a)	800	154,456
Take-Two Interactive Software, Inc. (a)	3,504	660,084
Vertex, Inc. - Class A (a)	21,122	1,145,869
Weave Communications, Inc. (a)	61,835	845,284
		33,412,530

Telecommunications - 0.7%
Applied Digital Corp. (a)	137,537	1,389,124
Credo Technology Group Holding Ltd. (a)	12,077	591,290
IDT Corp. - Class B	3,111	160,652
InterDigital, Inc.	869	170,289
Iridium Communications, Inc.	9,628	286,144
Lumen Technologies, Inc. (a)	73,749	541,318
NetGear, Inc. (a)	7,443	183,098
Telephone & Data Systems, Inc.	10,347	353,660
United States Cellular Corp. (a)	8,331	528,685
Viasat, Inc. (a)	5,497	51,287
Viavi Solutions, Inc. (a)	23,640	234,982
		4,490,529

Textiles - 0.5%
UniFirst Corp.	17,613	3,537,923

Toys/Games/Hobbies - 0.4%
Funko, Inc. - Class A (a)	7,565	88,889
JAKKS Pacific, Inc. (a)	97,030	2,826,484
		2,915,373

Transportation - 1.6%
Air Transport Services Group, Inc. (a)	144,919	3,182,421
ArcBest Corp.	7,779	896,763
CryoPort, Inc. (a)	7,909	55,996
Hub Group, Inc. - Class A	24,360	1,257,950
Knight-Swift Transportation Holdings, Inc.	1,873	111,181
Marten Transport Ltd.	7,327	127,343
PAMT CORP (a)	40,706	772,193
RXO, Inc. (a)	44,734	1,348,730
Saia, Inc. (a)	4,008	2,280,873
Scorpio Tankers, Inc.	4,242	214,900
World Kinect Corp.	10,200	295,290
		10,543,640

Water - 0.0%(c)
American States Water Co.	1,758	149,975
California Water Service Group	1,969	100,793
		250,768
TOTAL COMMON STOCKS (Cost $391,181,438)		637,883,668

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
First American Treasury Obligations Fund - Class X, 4.55% (d)	42,128,306	42,128,306
TOTAL SHORT-TERM INVESTMENTS (Cost $42,128,306)		42,128,306

TOTAL INVESTMENTS - 100.0% (Cost $433,309,744)		680,011,974
Liabilities in Excess of Other Assets - (0.0)% (e)		(89,953)
TOTAL NET ASSETS - 100.0%		$679,922,021
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Adara Smaller Companies Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$637,883,668	$–	$–	(a)	$637,883,668
Money Market Funds	42,128,306	–	–		42,128,306
Total Investments	$680,011,974	$–	$–	(a)	$680,011,974

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.